Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	76 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	19.08%	7.29%		8.05%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	24.40%	7.73%		7.87%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	26.34%	8.57%		8.69%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	25.40%	7.73%		7.87%
Without Sales Load [Member] | Class FI
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class FI (without sales charge)
Average Annual Return, Percent	26.27%	8.48%		8.62%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	26.71%	8.84%		8.97%
Without Sales Load [Member] | Class IS
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class IS (without sales charge)
Average Annual Return, Percent	26.77%	8.91%	6.65%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R (without sales charge)
Average Annual Return, Percent	26.01%	8.28%		8.38%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%	13.88%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	25.02%	14.53%		13.10%